Cover	Oct. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Entity File Number	000-55639
Entity Registrant Name	ALTITUDE INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0001664127
Entity Tax Identification Number	13-3778988
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	4500 SE Pine Valley Street
Entity Address, City or Town	Port St. Lucie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34952
City Area Code	772
Local Phone Number	323-0625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false